General Information, Reorganization and Basis of Presentation - Summary of Direct or Indirect Interests in Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Date of incorporation	Nov. 23, 2015
Connect Biopharma HongKong Limited (“Connect HK”)
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Investment holding
Place of incorporation	Hong Kong
Date of incorporation	Dec. 01, 2015
Attributable equity interest to the Group	100.00%
Connect Biopharm LLC (“Connect US”)
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	San Diego, United States of America
Date of incorporation	Jan. 24, 2012
Attributable equity interest to the Group	100.00%
Connect Biopharma Australia PTY LTD (“Connect AU”)
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	Prahran, Australia
Date of incorporation	Jul. 18, 2014
Attributable equity interest to the Group	100.00%
Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”)
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	Suzhou, PRC
Date of incorporation	May 02, 2012
Attributable equity interest to the Group	100.00%
Connect Biopharma (Shanghai) Co., Ltd ("Connect SH")
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	Shanghai, PRC
Date of incorporation	Oct. 23, 2015
Attributable equity interest to the Group	100.00%
Connect Biopharma (Beijing) Co., Ltd ("Connect BJ")
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	Beijing, PRC
Date of incorporation	Jul. 09, 2019
Attributable equity interest to the Group	100.00%
Connect Biopharma (Shenzhen) Co., Ltd ("Connect SHZ")
Disclosure Of General Information Reorganization And Basis Of Presentation [Line Items]
Principal activities	Pharmaceutical R&D
Place of incorporation	Shenzhen, PRC
Date of incorporation	Nov. 15, 2021
Attributable equity interest to the Group	100.00%